Annual Total Returns- Thrivent Large Cap Value Fund (Class S) [BarChart] - Class S - Thrivent Large Cap Value Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.95%)	17.81%	31.94%	8.97%	(3.24%)	17.53%	17.70%	(8.49%)	24.12%	4.69%